Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	503	495
Units granted, weighted average fair value | $ / shares	$ 98.91	$ 99.69
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	4,796	3,423
Units granted, weighted average fair value | $ / shares	$ 92.06	$ 105.12
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,409	2,471
Units granted, weighted average fair value | $ / shares	$ 104.14	$ 96.39
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	92	116
Units granted, weighted average fair value | $ / shares	$ 103.49	$ 94.06
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	759	1,210
Units granted, weighted average fair value | $ / shares	$ 100.55	$ 96.28
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	8,559	7,715
Units granted, weighted average fair value | $ / shares	$ 96.74	$ 100.42